Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (this “Amendment No. 1”) to our annual report on Form 20-F for the year ended December 31, 2017, filed with the Securities and Exchange Commission on April 18, 2018 (the “2017 Form 20-F”), is filed [(i)] to amend and restate “Item 3. Key Information”, “Item 4. Information on the Company”, and “Item 5. Operating and Financial Review and Prospects” of Part I of the 2017 Form 20-F, (ii) to amend and restate “Item 15. Control and Procedures,” of Part II of the 2017 Form 20-F and (iii) to amend and restate] “Item 17. Financial Statements” and “Item 18. Financial Statements,” of Part III of the 2017 Form 20-F.Pursuant to Rule 12b-15 promulgated under the Securities Exchange Act of 1934, as amended, new certifications by our chief executive officer and chief financial officer are being filed as exhibits to this Amendment No. 1. The amended “Item 19. Exhibits,” of Part III of the 2017 Form 20-F, is included in this Amendment No. 1.This Amendment No. 1 speaks as of the filing date of the 2017 Form 20-F on April 18, 2018. Other than as described above, this Amendment No. 1 does not, and does not purport to, amend, update or restate any other information or disclosure included in the 2017 Form 20-F or reflect any events that have occurred after the filing of the 2017 Form 20-F on April 18, 2018.
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	CPA
Entity Registrant Name	COPA HOLDINGS, S.A.
Entity Central Index Key	0001345105
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Class A common stock [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	31,185,641
Class B common stock [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,938,125